Long-Term Employee Related Benefits (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Nov. 30, 2014	Nov. 24, 2013	Nov. 25, 2012
Deferred Compensation Share-based Arrangements, Liability, Classified, Noncurrent, Excluded from the rabbi trust [Line Items]
Deferred compensation plan, interest cost	$ 5.3	$ 8.7	$ 6.8
Deferred compensation plan for executives and outside directors, established January 1, 2003 [Member]
Deferred Compensation Share-based Arrangements, Liability, Classified, Noncurrent, Excluded from the rabbi trust [Line Items]
Total deferred compensation plan liabilities	24.0	22.2
EICP Accrued salaries, wages and employee benefits	1.1	1.4
Funds held in grantor's rabbi trust	25.9	23.8
Deferred compensation plan for executives, prior to January 1, 2003 [Member]
Deferred Compensation Share-based Arrangements, Liability, Classified, Noncurrent, Excluded from the rabbi trust [Line Items]
Total deferred compensation plan liabilities	37.5	41.1
EICP Accrued salaries, wages and employee benefits	$ 4.6	$ 6.0